Document And Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Entity Registrant Name	BioFuel Energy Corp.
Entity Central Index Key	0001373670
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2014